CONVERTIBLE NOTE RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Apr. 29, 2022	Dec. 31, 2021
Receivables [Abstract]
Convertible note receivable	$ 259	$ 250	$ 0
Note receivable, interest rate		5.00%
Interest income	$ 9